Employee Retirement Plans - Other Postretirement Benefits - Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Non-Qualified Pension Plans
Funded status of the pension, non-qualified pension and post-retirement benefit plans
Projected benefit obligation	$ 940	$ 1,227	$ 1,499
Underfunded status	(940)	(1,227)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	45	117
Total	45	117
Postretirement Benefit Plans
Funded status of the pension, non-qualified pension and post-retirement benefit plans
Accumulated benefit obligation	38,945	41,908	$ 50,340
Underfunded status	(38,945)	(41,908)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	(6,405)	(3,476)
Net prior service credits	(2,235)	(2,618)
Total	(8,640)	(6,094)
Amounts to be recognized in the following year as a component of net periodic pension expense
Net actuarial loss (gain)	(285)	(13)
Net prior service credits	(383)	(384)
Total	$ (668)	$ (397)